Shareholder Report	12 Months Ended	52 Months Ended	87 Months Ended	93 Months Ended	101 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity School Street Trust
Entity Central Index Key	0000215829
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Series International Developed Markets Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Developed Markets Bond Index Fund
Class Name	Fidelity® Series International Developed Markets Bond Index Fund
Trading Symbol	FSTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International developed market bonds advanced solidly in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 31, 2021 through December 31, 2025. Initial investment of $10,000. Fidelity® Series International Developed Markets Bond Index Fund $10,000 $9,838 $8,482 $9,159 $9,426 Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD) $10,000 $9,872 $8,508 $9,214 $9,486 Bloomberg Global Aggregate Bond Index $10,000 $9,756 $8,171 $8,638 $8,492 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series International Developed Markets Bond Index Fund 1.65% -0.98% Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD) 1.64% -0.84% Bloomberg Global Aggregate Bond Index 8.17% -1.94% A From August 31, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,679,432,680	$ 15,679,432,680	$ 15,679,432,680	$ 15,679,432,680	$ 15,679,432,680
Holdings Count | shares	673	673	673	673	673
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$15,679,432,680
Number of Holdings	673
Total Advisory Fee	$0
Portfolio Turnover	27%

Holdings [Text Block]	AAA 16.0 AA 18.3 A 16.3 BBB 4.5 Not Rated 42.8 Short-Term Investments and Net Other Assets (Liabilities) 2.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 16.0 AA - 18.3 A - 16.3 BBB - 4.5 Not Rated - 42.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 Japan 11.8 France 8.2 Italy 8.0 Germany 6.6 United Kingdom 6.5 Spain 5.1 Australia 4.8 Canada 4.6 Austria 4.6 Others 39.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 11.8 France - 8.2 Italy - 8.0 Germany - 6.6 United Kingdom - 6.5 Spain - 5.1 Australia - 4.8 Canada - 4.6 Austria - 4.6 Others - 39.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Japan Government 11.8 French Government 8.2 Italian Republic 8.0 German Federal Republic 6.6 United Kingdom of Great Britain and Northern Ireland 6.5 Spanish Kingdom 5.1 Australian Commonwealth 4.8 Canadian Government 4.6 Austrian Republic 4.6 Kingdom of Belgium 4.6 64.8
Fidelity Series International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Credit Fund
Class Name	Fidelity® Series International Credit Fund
Trading Symbol	FCDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International Credit performed well in 2025, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields, tighter credit spreads and policy interest-rate cuts by the U.S. Federal Reserve and several other key central banks.
•Against this backdrop, the fund's allocation to euro- and pound-denominated corporate bonds - which outperformed dollar-denominated bonds - notably contributed to performance versus the benchmark Bloomberg Global Aggregate Credit ex U.S. Index for the year.
•Overweight holdings among yield-advantaged, lower-quality investment-grade bonds rated BBB or lower boosted relative performance.
•The portfolio's yield-curve positioning aided the relative result as curves steepened in the U.S. and U.K. bond markets.
•Security selection within euro-denominated financials was a bright spot.
•In contrast, an allocation to U.S. Treasurys detracted.
•At year-end, the portfolio was defensively positioned with about 20% in non-benchmark exposure to U.S. government bonds and about 8% in non-U.S. government bonds.
•Notable changes include a reduction in credit risk and a focus on defensively positioning the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 25, 2017 through December 31, 2025. Initial investment of $10,000. Fidelity® Series International Credit Fund $10,000 $10,191 $10,085 $11,483 $12,439 $12,431 $10,262 $11,060 $11,997 Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) $10,000 $10,176 $10,243 $11,294 $12,021 $11,906 $10,349 $11,250 $11,749 Bloomberg Global Aggregate Bond Index $10,000 $10,183 $10,061 $10,749 $11,737 $11,185 $9,367 $9,903 $9,736 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series International Credit Fund 7.23% 0.67% 3.03% Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD) 6.36% 0.78% 2.67% Bloomberg Global Aggregate Bond Index 8.17% -2.15% 0.61% A From July 25, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jul. 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 126,190,415	$ 126,190,415	$ 126,190,415	$ 126,190,415	$ 126,190,415
Holdings Count | shares	249	249	249	249	249
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$126,190,415
Number of Holdings	249
Total Advisory Fee	$0
Portfolio Turnover	67%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.3 AAA 8.3 AA 0.3 A 15.0 BBB 35.1 BB 4.8 B 1.4 CCC,CC,C 0.3 D 0.5 Not Rated 8.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.3 AAA - 8.3 AA - 0.3 A - 15.0 BBB - 35.1 BB - 4.8 B - 1.4 CCC,CC,C - 0.3 D - 0.5 Not Rated - 8.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 60.9 U.S. Treasury Obligations 20.3 Foreign Government and Government Agency Obligations 9.8 Preferred Securities 3.8 Short-Term Investments and Net Other Assets (Liabilities) 5.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 60.9 U.S. Treasury Obligations - 20.3 Foreign Government and Government Agency Obligations - 9.8 Preferred Securities - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.2 United States 32.6 United Kingdom 17.6 Germany 10.6 France 5.2 Canada 4.6 Japan 4.3 Multi-national 3.7 Luxembourg 3.7 Australia 2.7 Others 15.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 32.6 United Kingdom - 17.6 Germany - 10.6 France - 5.2 Canada - 4.6 Japan - 4.3 Multi-national - 3.7 Luxembourg - 3.7 Australia - 2.7 Others - 15.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 13.3 US Treasury Bonds 7.0 Japan Government 3.8 Canadian Government 2.5 European Union 2.2 KfW 2.1 HSBC Holdings PLC 1.9 BNP Paribas SA 1.7 UBS Group AG 1.6 European Investment Bank 1.5 37.6
Fidelity Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity® Intermediate Municipal Income Fund
Trading Symbol	FLTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® Intermediate Municipal Income Fund $10,000 $9,999 $10,447 $10,572 $11,264 $11,775 $11,909 $11,162 $11,777 $11,939 $12,540 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $9,995 $10,470 $10,631 $11,357 $11,930 $12,041 $11,267 $11,881 $11,965 $12,600 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,001 $10,434 $10,599 $11,281 $11,815 $11,917 $11,209 $11,798 $11,897 $12,528 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Municipal Income Fund 5.04% 1.27% 2.29% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.30% 1.10% 2.34% Fidelity Intermediate Municipal Income Linked Index℠ 5.30% 1.18% 2.28% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424
Holdings Count | shares	3,121	3,121	3,121	3,121	3,121
Advisory Fees Paid, Amount	$ 34,209,004
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.3 Transportation 18.9 Health Care 12.1 Special Tax 7.4 Others(Individually Less Than 5%) 18.8 94.5 AAA 9.0 AA 43.6 A 32.6 BBB 6.1 BB 1.4 B 0.4 Not Rated 1.4 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.0 AA - 43.6 A - 32.6 BBB - 6.1 BB - 1.4 B - 0.4 Not Rated - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 Illinois 7.8 Alabama 6.0 California 5.9 New York 5.7
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class Z
Trading Symbol	FIQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,154 $10,823 $11,320 $11,454 $10,744 $11,341 $11,504 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $10,179 $10,873 $11,422 $11,528 $10,788 $11,375 $11,456 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,169 $10,824 $11,336 $11,434 $10,754 $11,320 $11,415 Bloomberg Municipal Bond Index $10,000 $10,167 $10,933 $11,503 $11,678 $10,682 $11,366 $11,486 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 5.09% 1.33% 2.65% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.30% 1.10% 2.62% Fidelity Intermediate Municipal Income Linked Index℠ 5.30% 1.18% 2.57% Bloomberg Municipal Bond Index 4.25% 0.80% 2.51% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424
Holdings Count | shares	3,121	3,121	3,121	3,121	3,121
Advisory Fees Paid, Amount	$ 34,209,004
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.3 Transportation 18.9 Health Care 12.1 Special Tax 7.4 Others(Individually Less Than 5%) 18.8 94.5 AAA 9.0 AA 43.6 A 32.6 BBB 6.1 BB 1.4 B 0.4 Not Rated 1.4 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.0 AA - 43.6 A - 32.6 BBB - 6.1 BB - 1.4 B - 0.4 Not Rated - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 Illinois 7.8 Alabama 6.0 California 5.9 New York 5.7
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class M
Trading Symbol	FZITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,571 $9,970 $10,062 $10,689 $11,142 $11,237 $10,505 $11,053 $11,174 $11,704 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $9,995 $10,470 $10,631 $11,357 $11,930 $12,041 $11,267 $11,881 $11,965 $12,600 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,001 $10,434 $10,599 $11,281 $11,815 $11,917 $11,209 $11,798 $11,897 $12,528 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 0.55% 0.17% 1.59% Class M (without 4.00% sales charge) 4.74% 0.99% 2.00% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.30% 1.10% 2.34% Fidelity Intermediate Municipal Income Linked Index℠ 5.30% 1.18% 2.28% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424
Holdings Count | shares	3,121	3,121	3,121	3,121	3,121
Advisory Fees Paid, Amount	$ 34,209,004
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.3 Transportation 18.9 Health Care 12.1 Special Tax 7.4 Others(Individually Less Than 5%) 18.8 94.5 AAA 9.0 AA 43.6 A 32.6 BBB 6.1 BB 1.4 B 0.4 Not Rated 1.4 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.0 AA - 43.6 A - 32.6 BBB - 6.1 BB - 1.4 B - 0.4 Not Rated - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 Illinois 7.8 Alabama 6.0 California 5.9 New York 5.7
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class I
Trading Symbol	FZIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class I $10,000 $9,991 $10,441 $10,559 $11,240 $11,731 $11,866 $11,106 $11,720 $11,861 $12,449 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $9,995 $10,470 $10,631 $11,357 $11,930 $12,041 $11,267 $11,881 $11,965 $12,600 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,001 $10,434 $10,599 $11,281 $11,815 $11,917 $11,209 $11,798 $11,897 $12,528 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 4.96% 1.20% 2.21% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.30% 1.10% 2.34% Fidelity Intermediate Municipal Income Linked Index℠ 5.30% 1.18% 2.28% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424
Holdings Count | shares	3,121	3,121	3,121	3,121	3,121
Advisory Fees Paid, Amount	$ 34,209,004
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.3 Transportation 18.9 Health Care 12.1 Special Tax 7.4 Others(Individually Less Than 5%) 18.8 94.5 AAA 9.0 AA 43.6 A 32.6 BBB 6.1 BB 1.4 B 0.4 Not Rated 1.4 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.0 AA - 43.6 A - 32.6 BBB - 6.1 BB - 1.4 B - 0.4 Not Rated - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 Illinois 7.8 Alabama 6.0 California 5.9 New York 5.7
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class C
Trading Symbol	FZICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.42%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class C $10,000 $9,892 $10,225 $10,239 $10,803 $11,165 $11,174 $10,368 $10,828 $10,932 $11,447 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $9,995 $10,470 $10,631 $11,357 $11,930 $12,041 $11,267 $11,881 $11,965 $12,600 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,001 $10,434 $10,599 $11,281 $11,815 $11,917 $11,209 $11,798 $11,897 $12,528 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 2.94% 0.23% 1.36% Class C 3.94% 0.23% 1.36% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.30% 1.10% 2.34% Fidelity Intermediate Municipal Income Linked Index℠ 5.30% 1.18% 2.28% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424
Holdings Count | shares	3,121	3,121	3,121	3,121	3,121
Advisory Fees Paid, Amount	$ 34,209,004
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.3 Transportation 18.9 Health Care 12.1 Special Tax 7.4 Others(Individually Less Than 5%) 18.8 94.5 AAA 9.0 AA 43.6 A 32.6 BBB 6.1 BB 1.4 B 0.4 Not Rated 1.4 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.0 AA - 43.6 A - 32.6 BBB - 6.1 BB - 1.4 B - 0.4 Not Rated - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 Illinois 7.8 Alabama 6.0 California 5.9 New York 5.7
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class A
Trading Symbol	FZIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning (overweight in the 20-year part of the curve and underweight in the two-year part of the curve) detracted from performance versus the Bloomberg 3-15 Year Blend (2-17) Muni Bond Index in 2025.
•An overweight in lower-quality investment-grade bonds also hindered relative performance, as did underweights in certain high-quality securities, including those backed by the states of California and Massachusetts, New York City and the New York City Transitional Finance Authority.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the 3-15 Year Blend index for the year.
•The fund's underweight in lower-coupon bonds also contributed.
•An overweight in airport bonds further boosted relative performance. During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and also pared back exposure to the health care and higher education sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,568 $9,974 $10,062 $10,686 $11,125 $11,226 $10,479 $11,032 $11,138 $11,663 Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index $10,000 $9,995 $10,470 $10,631 $11,357 $11,930 $12,041 $11,267 $11,881 $11,965 $12,600 Fidelity Intermediate Municipal Income Linked Index℠ $10,000 $10,001 $10,434 $10,599 $11,281 $11,815 $11,917 $11,209 $11,798 $11,897 $12,528 Bloomberg Municipal Bond Index $10,000 $10,025 $10,571 $10,707 $11,513 $12,113 $12,297 $11,249 $11,969 $12,095 $12,608 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 0.52% 0.13% 1.55% Class A (without 4.00% sales charge) 4.71% 0.95% 1.97% Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index 5.30% 1.10% 2.34% Fidelity Intermediate Municipal Income Linked Index℠ 5.30% 1.18% 2.28% Bloomberg Municipal Bond Index 4.25% 0.80% 2.34% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424	$ 13,993,347,424
Holdings Count | shares	3,121	3,121	3,121	3,121	3,121
Advisory Fees Paid, Amount	$ 34,209,004
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$13,993,347,424
Number of Holdings	3,121
Total Advisory Fee	$34,209,004
Portfolio Turnover	15%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 37.3 Transportation 18.9 Health Care 12.1 Special Tax 7.4 Others(Individually Less Than 5%) 18.8 94.5 AAA 9.0 AA 43.6 A 32.6 BBB 6.1 BB 1.4 B 0.4 Not Rated 1.4 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.0 AA - 43.6 A - 32.6 BBB - 6.1 BB - 1.4 B - 0.4 Not Rated - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 5.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 Illinois 7.8 Alabama 6.0 California 5.9 New York 5.7
Fidelity Multi-Asset Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity® Multi-Asset Income Fund
Trading Symbol	FMSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 28, 2018 through December 31, 2025. Initial investment of $10,000. Fidelity® Multi-Asset Income Fund $10,000 $10,030 $12,351 $14,395 $16,957 $14,781 $16,514 $18,159 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $9,991 $11,978 $13,614 $15,357 $13,014 $15,041 $16,944 Bloomberg U.S. Aggregate Bond Index $10,000 $10,171 $11,058 $11,888 $11,705 $10,182 $10,745 $10,879 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Multi-Asset Income Fund 14.08% 7.55% 9.83% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.64% 6.99% 8.68% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% A From March 28, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451
Holdings Count | shares	333	333	333	333	333
Advisory Fees Paid, Amount	$ 19,326,316
Investment Company Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.5 A 0.2 BBB 0.4 BB 3.1 B 4.0 CCC,CC,C 5.2 Not Rated 12.1 Equities 55.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.5 A - 0.2 BBB - 0.4 BB - 3.1 B - 4.0 CCC,CC,C - 5.2 Not Rated - 12.1 Equities - 55.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 47.8 U.S. Treasury Obligations 18.5 Corporate Bonds 12.5 Preferred Stocks 7.9 Bank Loan Obligations 7.6 Foreign Government and Government Agency Obligations 2.3 Alternative Funds 1.6 Preferred Securities 0.5 Asset-Backed Securities 0.5 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 47.8 U.S. Treasury Obligations - 18.5 Corporate Bonds - 12.5 Preferred Stocks - 7.9 Bank Loan Obligations - 7.6 Foreign Government and Government Agency Obligations - 2.3 Alternative Funds - 1.6 Preferred Securities - 0.5 Asset-Backed Securities - 0.5 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 18.5 EchoStar Corp 3.2 Strategy Inc 11% 3.0 Strategy Inc Series A, 10% 2.9 X Corp 2.8 Alphabet Inc Class A 2.6 DHT Holdings Inc 2.4 International Seaways Inc 2.3 TransAlta Corp 2.3 Brazilian Federative Republic 2.3 42.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Multi-Asset Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class Z
Trading Symbol	FIWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through December 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,554 $11,775 $13,736 $16,191 $14,123 $15,791 $17,362 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $9,379 $11,244 $12,780 $14,416 $12,216 $14,119 $15,905 Bloomberg U.S. Aggregate Bond Index $10,000 $10,161 $11,047 $11,876 $11,693 $10,172 $10,734 $10,868 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 14.23% 7.62% 9.90% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.64% 6.99% 8.37% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.14% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451
Holdings Count | shares	333	333	333	333	333
Advisory Fees Paid, Amount	$ 19,326,316
Investment Company Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.5 A 0.2 BBB 0.4 BB 3.1 B 4.0 CCC,CC,C 5.2 Not Rated 12.1 Equities 55.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.5 A - 0.2 BBB - 0.4 BB - 3.1 B - 4.0 CCC,CC,C - 5.2 Not Rated - 12.1 Equities - 55.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 47.8 U.S. Treasury Obligations 18.5 Corporate Bonds 12.5 Preferred Stocks 7.9 Bank Loan Obligations 7.6 Foreign Government and Government Agency Obligations 2.3 Alternative Funds 1.6 Preferred Securities 0.5 Asset-Backed Securities 0.5 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 47.8 U.S. Treasury Obligations - 18.5 Corporate Bonds - 12.5 Preferred Stocks - 7.9 Bank Loan Obligations - 7.6 Foreign Government and Government Agency Obligations - 2.3 Alternative Funds - 1.6 Preferred Securities - 0.5 Asset-Backed Securities - 0.5 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 18.5 EchoStar Corp 3.2 Strategy Inc 11% 3.0 Strategy Inc Series A, 10% 2.9 X Corp 2.8 Alphabet Inc Class A 2.6 DHT Holdings Inc 2.4 International Seaways Inc 2.3 TransAlta Corp 2.3 Brazilian Federative Republic 2.3 42.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Multi-Asset Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class M
Trading Symbol	FAZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,613 $11,243 $10,878 $13,362 $15,533 $18,263 $15,880 $17,697 $19,392 $22,074 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $10,738 $12,066 $11,837 $14,192 $16,130 $18,196 $15,419 $17,821 $20,075 $22,613 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 9.28% 6.41% 8.24% Class M (without 4.00% sales charge) 13.83% 7.28% 8.68% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.64% 6.99% 8.50% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451
Holdings Count | shares	333	333	333	333	333
Advisory Fees Paid, Amount	$ 19,326,316
Investment Company Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.5 A 0.2 BBB 0.4 BB 3.1 B 4.0 CCC,CC,C 5.2 Not Rated 12.1 Equities 55.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.5 A - 0.2 BBB - 0.4 BB - 3.1 B - 4.0 CCC,CC,C - 5.2 Not Rated - 12.1 Equities - 55.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 47.8 U.S. Treasury Obligations 18.5 Corporate Bonds 12.5 Preferred Stocks 7.9 Bank Loan Obligations 7.6 Foreign Government and Government Agency Obligations 2.3 Alternative Funds 1.6 Preferred Securities 0.5 Asset-Backed Securities 0.5 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 47.8 U.S. Treasury Obligations - 18.5 Corporate Bonds - 12.5 Preferred Stocks - 7.9 Bank Loan Obligations - 7.6 Foreign Government and Government Agency Obligations - 2.3 Alternative Funds - 1.6 Preferred Securities - 0.5 Asset-Backed Securities - 0.5 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 18.5 EchoStar Corp 3.2 Strategy Inc 11% 3.0 Strategy Inc Series A, 10% 2.9 X Corp 2.8 Alphabet Inc Class A 2.6 DHT Holdings Inc 2.4 International Seaways Inc 2.3 TransAlta Corp 2.3 Brazilian Federative Republic 2.3 42.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Multi-Asset Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class I
Trading Symbol	FAYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class I $10,000 $11,072 $11,758 $11,404 $14,044 $16,369 $19,266 $16,787 $18,752 $20,612 $23,521 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $10,738 $12,066 $11,837 $14,192 $16,130 $18,196 $15,419 $17,821 $20,075 $22,613 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 14.11% 7.52% 8.93% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.64% 6.99% 8.50% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451
Holdings Count | shares	333	333	333	333	333
Advisory Fees Paid, Amount	$ 19,326,316
Investment Company Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.5 A 0.2 BBB 0.4 BB 3.1 B 4.0 CCC,CC,C 5.2 Not Rated 12.1 Equities 55.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.5 A - 0.2 BBB - 0.4 BB - 3.1 B - 4.0 CCC,CC,C - 5.2 Not Rated - 12.1 Equities - 55.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 47.8 U.S. Treasury Obligations 18.5 Corporate Bonds 12.5 Preferred Stocks 7.9 Bank Loan Obligations 7.6 Foreign Government and Government Agency Obligations 2.3 Alternative Funds 1.6 Preferred Securities 0.5 Asset-Backed Securities 0.5 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 47.8 U.S. Treasury Obligations - 18.5 Corporate Bonds - 12.5 Preferred Stocks - 7.9 Bank Loan Obligations - 7.6 Foreign Government and Government Agency Obligations - 2.3 Alternative Funds - 1.6 Preferred Securities - 0.5 Asset-Backed Securities - 0.5 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 18.5 EchoStar Corp 3.2 Strategy Inc 11% 3.0 Strategy Inc Series A, 10% 2.9 X Corp 2.8 Alphabet Inc Class A 2.6 DHT Holdings Inc 2.4 International Seaways Inc 2.3 TransAlta Corp 2.3 Brazilian Federative Republic 2.3 42.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Multi-Asset Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class C
Trading Symbol	FWBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.70%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Class C $10,000 $10,974 $11,541 $11,080 $13,503 $15,587 $18,158 $15,672 $17,335 $19,008 $21,623 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $10,738 $12,066 $11,837 $14,192 $16,130 $18,196 $15,419 $17,821 $20,075 $22,613 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 12.01% 6.45% 8.02% Class C 13.01% 6.45% 8.02% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.64% 6.99% 8.50% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451
Holdings Count | shares	333	333	333	333	333
Advisory Fees Paid, Amount	$ 19,326,316
Investment Company Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.5 A 0.2 BBB 0.4 BB 3.1 B 4.0 CCC,CC,C 5.2 Not Rated 12.1 Equities 55.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.5 A - 0.2 BBB - 0.4 BB - 3.1 B - 4.0 CCC,CC,C - 5.2 Not Rated - 12.1 Equities - 55.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 47.8 U.S. Treasury Obligations 18.5 Corporate Bonds 12.5 Preferred Stocks 7.9 Bank Loan Obligations 7.6 Foreign Government and Government Agency Obligations 2.3 Alternative Funds 1.6 Preferred Securities 0.5 Asset-Backed Securities 0.5 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 47.8 U.S. Treasury Obligations - 18.5 Corporate Bonds - 12.5 Preferred Stocks - 7.9 Bank Loan Obligations - 7.6 Foreign Government and Government Agency Obligations - 2.3 Alternative Funds - 1.6 Preferred Securities - 0.5 Asset-Backed Securities - 0.5 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 18.5 EchoStar Corp 3.2 Strategy Inc 11% 3.0 Strategy Inc Series A, 10% 2.9 X Corp 2.8 Alphabet Inc Class A 2.6 DHT Holdings Inc 2.4 International Seaways Inc 2.3 TransAlta Corp 2.3 Brazilian Federative Republic 2.3 42.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Multi-Asset Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class A
Trading Symbol	FWATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, the fund outperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index - for the year.
•Security selection in the fund's convertibles sleeve and a non-Composite allocation to the asset class contributed to the fund's performance versus the Composite index in 2025.
•Among investment-grade bonds, security selection detracted from the fund's relative result, although an underweight in the segment meaningfully contributed for the year, resulting in a net positive relative performance impact.
•Also helping relative performance was security selection in the fund's equity sleeve, even as an underweight in the category detracted.
•The largest portfolio shifts this past year involved increasing the fund's equity and preferred stock positions while reducing its allocation to high-yield and convertible bonds. Due to the timing of some of these transactions, the fund's cash allocation grew.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,613 $11,243 $10,878 $13,362 $15,535 $18,238 $15,852 $17,664 $19,368 $22,033 S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index $10,000 $10,738 $12,066 $11,837 $14,192 $16,130 $18,196 $15,419 $17,821 $20,075 $22,613 Bloomberg U.S. Aggregate Bond Index $10,000 $10,265 $10,628 $10,630 $11,556 $12,424 $12,232 $10,641 $11,229 $11,369 $12,199 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 9.21% 6.37% 8.22% Class A (without 4.00% sales charge) 13.76% 7.24% 8.66% S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index 12.64% 6.99% 8.50% Bloomberg U.S. Aggregate Bond Index 7.30% -0.36% 2.01% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451	$ 3,227,266,451
Holdings Count | shares	333	333	333	333	333
Advisory Fees Paid, Amount	$ 19,326,316
Investment Company Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,227,266,451
Number of Holdings	333
Total Advisory Fee	$19,326,316
Portfolio Turnover	225%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.5 A 0.2 BBB 0.4 BB 3.1 B 4.0 CCC,CC,C 5.2 Not Rated 12.1 Equities 55.7 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.5 A - 0.2 BBB - 0.4 BB - 3.1 B - 4.0 CCC,CC,C - 5.2 Not Rated - 12.1 Equities - 55.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 47.8 U.S. Treasury Obligations 18.5 Corporate Bonds 12.5 Preferred Stocks 7.9 Bank Loan Obligations 7.6 Foreign Government and Government Agency Obligations 2.3 Alternative Funds 1.6 Preferred Securities 0.5 Asset-Backed Securities 0.5 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 47.8 U.S. Treasury Obligations - 18.5 Corporate Bonds - 12.5 Preferred Stocks - 7.9 Bank Loan Obligations - 7.6 Foreign Government and Government Agency Obligations - 2.3 Alternative Funds - 1.6 Preferred Securities - 0.5 Asset-Backed Securities - 0.5 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 18.5 EchoStar Corp 3.2 Strategy Inc 11% 3.0 Strategy Inc Series A, 10% 2.9 X Corp 2.8 Alphabet Inc Class A 2.6 DHT Holdings Inc 2.4 International Seaways Inc 2.3 TransAlta Corp 2.3 Brazilian Federative Republic 2.3 42.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec